TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES
8. TRADE AND OTHER RECEIVABLES

	As at December 31,
	2024	2023
Current
Trade receivables, net	17,935	19,012
Accrued revenue	252	116
Other receivables	1,278	851
Deposits	163	157
Prepayments	1,532	1,802
	21,160	21,938

	As at December 31,
	2024	2023
Trade receivables, gross	19,599	20,769
Credit loss allowance	(1,664)	(1,757)
	17,935	19,012
Trade receivables are unsecured and subject to settlement up to 45 days. Details on movements in the allowance are disclosed within Note 3.